Financial Risks - Disclosure of Foreign Exchange Rates (Detail) - Carrying value [member] - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about credit rating [line items]
Rated credit exposures	€ 19,200	€ 11,206
AAA [member]
Disclosure of detailed information about credit rating [line items]
Rated credit exposures		7
AA [member]
Disclosure of detailed information about credit rating [line items]
Rated credit exposures	13,379	7,724
A [member]
Disclosure of detailed information about credit rating [line items]
Rated credit exposures	5,242	3,120
Below A [member]
Disclosure of detailed information about credit rating [line items]
Rated credit exposures	24	18
Not rated [member]
Disclosure of detailed information about credit rating [line items]
Rated credit exposures	€ 555	€ 338